Consolidated Statement of Operations (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating expenses
General and administrative	$ 2,778,275	$ 3,177,296
Sales and marketing	271,835	449,588
Research and development	886,491	562,179
Depreciation	25,833	12,207
Total operating expenses	3,962,434	4,201,270
Loss from operations	(3,962,434)	(4,201,270)
Other income (expense)
Interest expense and financing costs	(1,374,383)	(499,398)
Gain (loss) on change in fair value of derivative liability	233,186	(120,849)
Other (expense) income	(169,048)	470,128
Legal settlements		(236,821)
Loss on settlement of debt	(489,140)	(1,711,416)
Total other income (expense)	(1,799,385)	(2,098,356)
Loss before income taxes	(5,761,819)	(6,299,626)
Income taxes	(800)	(800)
Net loss	(5,762,619)	(6,300,426)
Less: Net loss attributable to the noncontrolling interest	102,112
Net loss attributable to Sionix Corporation	$ (5,660,507)	$ (6,300,426)
Amounts attributable to Sionix Corporation:
Basic loss per share	$ (0.02)	$ (0.02)
Diluted loss per share	$ (0.02)	$ (0.02)
Basic weighted average number of shares of common stock outstanding	334,042,294	256,816,636
Diluted weighted average number of shares of common stock outstanding	334,042,294	256,816,636